Investment Risks - Domestic Equity Portfolio	Dec. 31, 2024
ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	“• ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They are subject to many of the risks associated with direct investments in foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs. ADRs may be “sponsored,” meaning that they are implemented by a financial institution in collaboration with the issuing foreign company, or “unsponsored,” meaning that the financial institution created the instrument without the sponsorship or direct involvement of the foreign company. Differing registration requirements apply to each type of ADR. ADRs may transact on exchanges or on over-the-counter markets (“OTC”). Conducting transactions in OTC markets may result in higher costs, a lack of pricing transparency and lower liquidity when compared with exchange-based transactions. Risks associated with different ADR types will vary, based upon differences in registration, reporting and disclosure requirements that apply to such ADRs and the characteristics of the market in which transactions for the particular ADR are conducted.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, and the risk of missed opportunities in other investments. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, market, interest rate, and liquidity risks. The Portfolio’s purchase of forwards and futures contracts may involve risks related to imperfect correlation between the prices of such instruments and the price of the underlying asset, as well as leverage, liquidity and volatility risks. In addition, the purchase of forwards also involves counterparty credit risk as well as heightened market risk.
ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• ESG Risk – Incorporating the consideration of ESG factors in the investment process may result in the exclusion of certain securities for non-investment reasons and therefore the Portfolio may forego some market opportunities available to funds that do not consider ESG factors. The evaluation of ESG factors may affect the Portfolio’s exposure to certain issuers or industries and may not work as intended. The Portfolio may underperform other funds that do not consider ESG factors or that use different ESG factors to evaluate a security. Information used to evaluate ESG factors may not be readily available, complete, or accurate, and may vary across providers and issuers, as ESG factors are not uniformly defined or assessed. There is no guarantee that evaluating ESG considerations for individual securities will positively contribute to the Portfolio’s performance results.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.”